S000077884 [Member] Investment Objectives and Goals - iShares Environmental Infrastructure and Industrials ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ENVIRONMENTAL INFRASTRUCTURE AND INDUSTRIALS ETFTicker: EFRAStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Environmental Infrastructure and Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide infrastructure and industrials solutions aiming to support energy efficiency and emissions mitigation, pollution reduction or land and resource optimization.